Commitments - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jan. 31, 2022
Commitments [Line Items]
Royalty percentage on future revenues relating to patents	2.00%
Royalty Stream Agreement | Entering into License Agreements
Commitments [Line Items]
Minimum upfront payment		$ 400